Long-term Deposits	12 Months Ended
Dec. 31, 2023
Long-term Investments [Abstract]
Long-term Deposits
Note 8 – Long-term Deposits

Long-term deposits include bank deposits in US Dollars with terms at the balance sheet date of more than 12 months with average annual interest rates of 5.59% (2022 – 4.45%).